UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

3300 Oak Lawn Avenue Suite 650
Dallas, TX 75219
(Address of principal executive offices) (Zip code)

Jerry V. Swank
3300 Oak Lawn Avenue Suite 650
Dallas, TX 75219
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2009
	Shares	Value
Master Limited Partnerships and Related Companies - United States - 116.8% (1)
Coal - 3.5% (1)
Alliance Holdings GP, L.P.	100,000	$ 2,027,000

Crude/Natural Gas Production – 6.0% (1)
Encore Energy Partners, L.P.	100,000	1,526,000
Linn Energy, LLC	90,000	1,916,100
		3,442,100
Crude/Refined Products Pipelines and Storage - 37.1% (1)
Buckeye Partners, L.P.	50,000	2,349,000
Enbridge Energy Partners, L.P.	35,825	1,535,101
Genesis Energy, L.P.	225,000	3,507,750
Magellan Midstream Holdings, L.P.	200,000	4,354,000
NuStar GP Holdings, LLC	100,000	2,435,000
Plains All American Pipeline, L.P.	100,000	4,744,000
TransMontaigne Partners, L.P.	90,000	2,418,300
		21,343,151
Natural Gas/Natural Gas Liquid Pipelines and Storage - 33.1% (1)
Boardwalk Pipeline Partners, LP	100,000	2,341,000
El Paso Pipeline Partners, L.P.	60,000	1,165,200
Energy Transfer Equity, L.P.	130,000	3,495,700
Energy Transfer Partners, L.P.	75,000	3,040,500
Enterprise GP Holdings, L.P.	75,000	2,100,000
Enterprise Products Partners, L.P.	100,000	2,700,000
ONEOK Partners, L.P.	60,000	3,003,600
Spectra Energy Partners, L.P.	50,000	1,158,500
		19,004,500
Natural Gas Gathering/Processing - 26.2% (1)
DCP Midstream Partners, L.P.	145,000	3,246,550
MarkWest Energy Partners, L.P.	175,000	3,615,500
Regency Energy Partners, L.P.	150,000	2,442,000
Targa Resources Partners, L.P.	225,000	3,802,500
Williams Partners, L.P.	100,000	1,985,000
		15,091,550
Propane - 9.4% (1)
Inergy, L.P.	100,000	2,788,000
Inergy Holdings, L.P.	58,900	2,595,723
		5,383,723
Shipping - 1.5% (1)
K-Sea Transportation Partners L.P.	45,000	863,100

Total Master Limited Partnerships and Related Companies (Cost $54,607,114)		67,155,124

	Principal Amount
Corporate Bonds - 20.3% (1)
Natural Gas/Natural Gas Liquids Pipelines - 7.3% (1)
El Paso Corp., 7.420%, due 02/15/2037	375,000	317,415
Energy Transfer Partners, L.P., 9.000%, due 04/15/2019	3,200,000	3,860,768
		4,178,183
Natural Gas Gathering/Processing - 13.0% (1)
Copano Energy, LLC, 8.125%, due 03/01/2016	2,000,000	1,925,000
Markwest Energy Partners, L.P., 6.875%, due 11/01/2014	2,000,000	1,840,000
Markwest Energy Partners, L.P., 8.750%, due 04/15/2018	1,000,000	955,000
Regency Energy Partners, L.P., 9.375%, due 06/01/2016	2,000,000	2,010,000
Targa Resources Partners, L.P., 8.250%, due 07/01/2016	200,000	180,000
Targa Resources Partners, L.P., 11.250%, due 07/15/2017	600,000	603,000
		7,513,000

Total Corporate Bonds (Cost $11,278,748)		11,691,183

Options - 1.5%(1)	Contracts
SPDR Trust Series 1 – Put options
Expiration: October 2009, Exercise Price: $97.00	2,900	553,900
SPDR Trust Series 1 – Put options
Expiration: October 2009, Exercise Price: $98.00	1,400	295,400
Total Options (Cost $857,800)		849,300

Short-Term Investments - United States Investment Companies - 6.7% (1)	Shares
AIM Short-Term Treasury Portfolio Fund - Institutional Class	767,405	767,405
Fidelity Government Portfolio Fund - Institutional Class	767,405	767,405
First American Treasury Obligations Fund - Class A	767,405	767,405
First American Treasury Obligations Fund - Class Y	767,405	767,405
First American Treasury Obligations Fund - Class Z	767,405	767,405
Total Short-Term Investments (Cost $3,837,025)		3,837,025

Total Investments - 145.3% (1) (Cost $70,580,687)		83,532,632
Liabilities in Excess of Other Assets - (45.3)% (1)		(26,032,545)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$ 57,500,087

(1) Calculated as a percentage of net assets applicable to common stockholders.

At August 31, 2009, the cost basis of investments for federal income tax purposes were $70,069,798, respectively, and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,844,925
Gross unrealized depreciation	(2,382,091)
Net unrealized appreciation	$13,462,834

Fair Value Measurements

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of August 31, 2009.  These assets are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
			Quoted Prices in		Significant
			Active Markets for	Significant Other	Unobservable
	Fair Value at		Identical Assets	Observable Inputs	Inputs
Description	August 31, 2009		(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies	$ 67,155,124	(a)	$ 67,155,124	$ -	$ -
Total Equity Securities	$ 67,155,124		$ 67,155,124	$ -	$ -
Bonds
Corporate Bonds	$ 11,691,183	(a)	$ -	$ 11,691,183	$ -
Total Bonds	$ 11,691,183		$ -	$ 11,691,183	$ -
Derivatives
Options	$ 849,300		$ 849,300	$ -	$ -
Total Derivatives	$ 849,300		$ 849,300	$ -	$ -
Other
Short-Term Investments	$ 3,837,025	(b)	$ 3,837,025	$ -	$ -
Total Other	$ 3,837,025		$ 3,837,025	$ -	$ -
Total	$ 83,532,632		$ 71,841,449	$ 11,691,183	$ -
(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Mutual fund investments that are sweep investments for cash balances in the Fund at August 31, 2009.

Derivative Financial Instruments
In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund engages in equity option trading as a source of protection against a broad market decline. During the nine month period ended August 31, 2009, the Fund purchased 52,850 SPDR (S&P Deposit Receipts) Unit Trust, Series 1 equity option contracts with various exercise prices and sold 48,550 of these option contracts for a total loss of $3,792,806. Of this loss, $3,784,306 was realized and $8,500 was unrealized.

On August 31, 2009 the Fund held 4,300 SPDR Unit Trust, Series 1 equity option put contracts at fair market value of $849,300. Of the 4,300 contracts held, 2,900 contracts had an exercise price of $97.00 and 1,400 contracts had an exercise price of $98.00.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title) Jerry V. Swank
                                                            Jerry V. Swank, President

Date 10/14/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) Jerry V. Swank
                                                            Jerry V. Swank, President

Date 10/14/09

By (Signature and Title) Mark Fordyce
                                                            Mark Fordyce, Treasurer

Date 10/14/09